UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 2-29601

Name of Registrant: Vanguard Morgan Growth Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments
As of June 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (95.9%)[1]
Consumer Discretionary (15.3%)
Starbucks Corp.	2,831,614	111,820
* Amazon.com Inc.	468,006	95,703
Coach Inc.	1,218,189	77,879
Omnicom Group Inc.	1,265,968	60,969
Polo Ralph Lauren Corp. Class A	374,626	49,679
* ITT Educational Services Inc.	603,846	47,245
NIKE Inc. Class B	522,581	47,022
Ross Stores Inc.	583,016	46,711
* DIRECTV Class A	871,323	44,281
Walt Disney Co.	1,094,160	42,716
Bayerische Motoren Werke AG ADR	1,265,922	41,997
* LKQ Corp.	1,558,251	40,655
News Corp. Class A	2,147,534	38,011
* Lululemon Athletica Inc.	339,547	37,968
* priceline.com Inc.	71,047	36,371
* Ford Motor Co.	2,434,528	33,572
* Apollo Group Inc. Class A	723,134	31,586
TJX Cos. Inc.	534,492	28,077
LVMH Moet Hennessy Louis Vuitton SA ADR	767,986	27,728
Advance Auto Parts Inc.	410,685	24,021
Tractor Supply Co.	338,785	22,658
* BorgWarner Inc.	253,640	20,492
* Bed Bath & Beyond Inc.	335,700	19,595
* CarMax Inc.	583,345	19,291
Gentex Corp.	577,385	17,454
Nordstrom Inc.	370,070	17,371
DeVry Inc.	290,910	17,202
* Discovery Communications Inc. Class A	401,000	16,425
* O'Reilly Automotive Inc.	242,000	15,853
* Discovery Communications Inc.	432,415	15,805
Buckle Inc.	357,362	15,259
McDonald's Corp.	176,600	14,891
* Dollar Tree Inc.	218,650	14,566
Starwood Hotels & Resorts Worldwide Inc.	237,900	13,332
* Dick's Sporting Goods Inc.	324,000	12,458
* Deckers Outdoor Corp.	137,678	12,135
Scripps Networks Interactive Inc. Class A	245,600	12,005
Harley-Davidson Inc.	278,200	11,398
Williams-Sonoma Inc.	304,635	11,116
Chico's FAS Inc.	718,153	10,937
* Sirius XM Radio Inc.	4,985,212	10,918
Service Corp. International	924,415	10,797
Time Warner Cable Inc.	136,500	10,652
* Urban Outfitters Inc.	375,400	10,568
Target Corp.	225,000	10,555
CBS Corp. Class B	354,300	10,094
* Tenneco Inc.	210,858	9,293
Tiffany & Co.	116,600	9,155
* Ctrip.com International Ltd. ADR	204,896	8,827

	Wynn Resorts Ltd.	61,200	8,785
*	AutoZone Inc.	26,800	7,902
*	Warnaco Group Inc.	144,225	7,536
	Harman International Industries Inc.	162,840	7,421
*	Fossil Inc.	61,746	7,269
*	TRW Automotive Holdings Corp.	120,200	7,095
	Comcast Corp. Class A	233,100	5,907
*	DISH Network Corp. Class A	150,200	4,607
	Comcast Corp. Class A Special Shares	183,634	4,449
*	Liberty Global Inc. Class A	51,300	2,311
*	Liberty Global Inc.	52,400	2,237
	Virgin Media Inc.	67,500	2,020
	Home Depot Inc.	55,100	1,996
	Weight Watchers International Inc.	21,000	1,585
	VF Corp.	10,300	1,118
	Autoliv Inc.	5,000	392
			1,437,743
Consumer Staples (3.7%)
	Whole Foods Market Inc.	657,725	41,733
	Mead Johnson Nutrition Co.	582,638	39,357
	Estee Lauder Cos. Inc. Class A	354,702	37,311
	Herbalife Ltd.	507,330	29,242
	Costco Wholesale Corp.	350,895	28,507
	Philip Morris International Inc.	411,200	27,456
*	Hansen Natural Corp.	296,938	24,037
	Wal-Mart Stores Inc.	437,000	23,222
	Coca-Cola Co.	266,878	17,958
	PepsiCo Inc.	189,800	13,368
	Colgate-Palmolive Co.	133,800	11,695
	Kraft Foods Inc.	308,943	10,884
	Kroger Co.	374,000	9,275
	Walgreen Co.	169,700	7,205
	Dr Pepper Snapple Group Inc.	157,600	6,608
	Coca-Cola Enterprises Inc.	223,700	6,528
	Sara Lee Corp.	297,300	5,646
	Hershey Co.	94,000	5,344
	Hormel Foods Corp.	94,800	2,826
	Kimberly-Clark Corp.	29,200	1,944
			350,146
Energy (9.3%)
	Occidental Petroleum Corp.	1,014,512	105,550
	Exxon Mobil Corp.	1,105,182	89,940
	Schlumberger Ltd.	804,148	69,478
	Anadarko Petroleum Corp.	729,924	56,029
*	Cameron International Corp.	1,058,144	53,214
	Valero Energy Corp.	2,051,432	52,455
	Diamond Offshore Drilling Inc.	624,539	43,974
	Canadian Natural Resources Ltd.	996,703	41,722
*	Concho Resources Inc.	438,946	40,317
	Baker Hughes Inc.	459,718	33,357
*	Petrohawk Energy Corp.	1,162,282	28,673
	Oceaneering International Inc.	705,850	28,587
	BP plc ADR	628,699	27,845
	Core Laboratories NV	153,849	17,160
*	SandRidge Energy Inc.	1,480,760	15,785
*	Continental Resources Inc.	220,700	14,326
*,^ InterOil Corp.		210,600	12,322

*	McDermott International Inc.	554,200	10,979
	Ensco plc ADR	205,063	10,930
	Cabot Oil & Gas Corp.	164,600	10,915
*	Superior Energy Services Inc.	277,460	10,305
	National Oilwell Varco Inc.	119,540	9,349
	Hess Corp.	124,000	9,270
*	Alpha Natural Resources Inc.	191,310	8,693
	El Paso Corp.	421,000	8,504
	Williams Cos. Inc.	266,100	8,049
*	Southwestern Energy Co.	178,780	7,666
	Pioneer Natural Resources Co.	84,400	7,560
	Peabody Energy Corp.	123,600	7,281
*	Whiting Petroleum Corp.	111,700	6,357
*	Tesoro Corp.	269,700	6,179
*	Carrizo Oil & Gas Inc.	144,600	6,037
*	Weatherford International Ltd.	290,380	5,445
	Murphy Oil Corp.	56,100	3,684
	Arch Coal Inc.	116,100	3,095
	Halliburton Co.	32,800	1,673
			872,705
Exchange-Traded Fund (0.7%)
^,2 Vanguard Growth ETF		1,044,900	67,595

Financials (2.7%)
	American Express Co.	1,529,217	79,061
	T Rowe Price Group Inc.	404,790	24,425
*	CB Richard Ellis Group Inc. Class A	872,570	21,910
	Moody's Corp.	551,390	21,146
*	Affiliated Managers Group Inc.	168,250	17,069
	Raymond James Financial Inc.	525,200	16,885
	Lazard Ltd. Class A	359,945	13,354
	Goldman Sachs Group Inc.	97,423	12,966
	Discover Financial Services	352,800	9,437
	Simon Property Group Inc.	72,100	8,380
	Franklin Resources Inc.	52,500	6,893
	Aflac Inc.	136,800	6,386
	Capital One Financial Corp.	117,600	6,076
	Ameriprise Financial Inc.	102,800	5,929
	TD Ameritrade Holding Corp.	239,500	4,673
	US Bancorp	115,600	2,949
	Public Storage	5,000	570
			258,109
Health Care (12.2%)
	UnitedHealth Group Inc.	1,887,148	97,339
*	Agilent Technologies Inc.	1,752,674	89,579
*	Express Scripts Inc.	1,491,771	80,526
*	Waters Corp.	713,189	68,281
*	Amgen Inc.	981,658	57,280
	AmerisourceBergen Corp. Class A	1,223,241	50,642
	Shire plc ADR	526,096	49,564
	Cardinal Health Inc.	1,052,853	47,821
	Cooper Cos. Inc.	566,475	44,887
*	Illumina Inc.	490,122	36,833
*	Watson Pharmaceuticals Inc.	521,670	35,854
*	Hologic Inc.	1,725,012	34,793
*	Laboratory Corp. of America Holdings	320,702	31,041
*	Intuitive Surgical Inc.	78,931	29,371

* Vertex Pharmaceuticals Inc.	557,065	28,962
* Celgene Corp.	473,972	28,590
* Hospira Inc.	475,145	26,922
Novo Nordisk A/S ADR	202,790	25,406
Pfizer Inc.	1,179,857	24,305
Abbott Laboratories	453,180	23,846
Perrigo Co.	197,300	17,337
Teva Pharmaceutical Industries Ltd. ADR	339,716	16,381
* ResMed Inc.	511,880	15,843
* DaVita Inc.	172,500	14,940
* Bruker Corp.	716,020	14,578
* Allscripts Healthcare Solutions Inc.	730,100	14,179
Baxter International Inc.	200,000	11,938
* Mednax Inc.	154,100	11,124
* Biogen Idec Inc.	102,150	10,922
Patterson Cos. Inc.	319,900	10,522
* ICON plc ADR	441,100	10,392
McKesson Corp.	121,700	10,180
* Medco Health Solutions Inc.	174,000	9,834
* Catalyst Health Solutions Inc.	172,563	9,632
* Covance Inc.	134,420	7,981
Warner Chilcott plc Class A	258,300	6,233
* Cerner Corp.	96,354	5,888
Allergan Inc.	70,200	5,844
* Edwards Lifesciences Corp.	61,600	5,370
Stryker Corp.	90,170	5,292
* United Therapeutics Corp.	91,640	5,049
* Alexion Pharmaceuticals Inc.	104,260	4,903
* Amylin Pharmaceuticals Inc.	317,518	4,242
Lincare Holdings Inc.	91,700	2,684
Johnson & Johnson	35,300	2,348
* Varian Medical Systems Inc.	27,200	1,905
Medtronic Inc.	38,299	1,476
* Charles River Laboratories International Inc.	7,700	313
		1,149,172
Industrials (13.3%)
Caterpillar Inc.	1,190,464	126,737
Boeing Co.	1,084,232	80,157
General Electric Co.	3,965,397	74,787
Parker Hannifin Corp.	775,126	69,560
Honeywell International Inc.	1,087,311	64,793
* BE Aerospace Inc.	1,020,464	41,645
Precision Castparts Corp.	248,316	40,885
Dover Corp.	584,133	39,604
Cummins Inc.	373,575	38,661
Illinois Tool Works Inc.	683,944	38,636
Joy Global Inc.	403,579	38,437
AMETEK Inc.	823,428	36,972
Emerson Electric Co.	604,169	33,985
Deere & Co.	411,618	33,938
Fastenal Co.	912,180	32,829
* IHS Inc. Class A	391,350	32,646
* Navistar International Corp.	412,240	23,275
CH Robinson Worldwide Inc.	254,623	20,075
MSC Industrial Direct Co. Class A	299,416	19,854
* Hertz Global Holdings Inc.	1,229,980	19,532
* Foster Wheeler AG	591,740	17,977

Tyco International Ltd.	348,574	17,230
Cooper Industries plc	276,360	16,490
Pentair Inc.	403,980	16,305
* Alaska Air Group Inc.	230,707	15,794
* Corrections Corp. of America	718,304	15,551
Ingersoll-Rand plc	342,200	15,539
United Parcel Service Inc. Class B	211,500	15,425
Pall Corp.	256,492	14,423
* HUB Group Inc. Class A	382,162	14,392
* Swift Transportation Co.	863,230	11,697
Flowserve Corp.	106,245	11,675
Chicago Bridge & Iron Co. NV	289,630	11,267
Waste Connections Inc.	334,700	10,620
Expeditors International of Washington Inc.	207,180	10,606
JB Hunt Transport Services Inc.	223,445	10,522
^ Progressive Waste Solutions Ltd.	417,455	10,395
* WESCO International Inc.	154,900	8,379
UTi Worldwide Inc.	419,681	8,264
* Stericycle Inc.	92,245	8,221
Landstar System Inc.	176,745	8,215
PACCAR Inc.	155,100	7,924
Rockwell Collins Inc.	117,800	7,267
Rockwell Automation Inc.	83,700	7,262
CSX Corp.	271,800	7,127
* Sensata Technologies Holding NV	183,300	6,901
Southwest Airlines Co.	545,300	6,227
Textron Inc.	259,300	6,122
* AGCO Corp.	116,800	5,765
Donaldson Co. Inc.	84,463	5,125
* Quanta Services Inc.	245,860	4,966
* Delta Air Lines Inc.	372,800	3,419
Union Pacific Corp.	29,600	3,090
Pitney Bowes Inc.	84,700	1,947
Robert Half International Inc.	55,000	1,487
		1,250,624
Information Technology (33.6%)
* Apple Inc.	914,402	306,937
International Business Machines Corp.	1,787,053	306,569
Oracle Corp.	6,749,234	222,117
* EMC Corp.	7,126,721	196,341
Altera Corp.	3,556,937	164,864
Microsoft Corp.	5,939,395	154,424
Cisco Systems Inc.	9,295,508	145,103
* NetApp Inc.	1,995,787	105,338
* Autodesk Inc.	1,679,367	64,824
* VMware Inc. Class A	632,496	63,395
* Cognizant Technology Solutions Corp. Class A	789,750	57,920
* QLogic Corp.	3,575,487	56,922
Xilinx Inc.	1,558,306	56,831
* Baidu Inc. ADR	399,763	56,019
* Google Inc. Class A	110,232	55,819
* Dell Inc.	3,271,950	54,543
* Alliance Data Systems Corp.	579,755	54,538
Analog Devices Inc.	1,389,822	54,398
* Check Point Software Technologies Ltd.	893,793	50,812
Qualcomm Inc.	892,729	50,698
Avago Technologies Ltd.	1,291,762	49,087

*	Citrix Systems Inc.	608,976	48,718
*	IAC/InterActiveCorp	1,197,447	45,707
*	Salesforce.com Inc.	260,307	38,781
*	Red Hat Inc.	834,824	38,318
	Intersil Corp. Class A	2,951,236	37,923
*	BMC Software Inc.	683,363	37,380
*	Juniper Networks Inc.	1,132,196	35,664
*	VeriFone Systems Inc.	758,981	33,661
*	eBay Inc.	1,025,959	33,108
*	Rovi Corp.	529,960	30,399
*	Adobe Systems Inc.	942,166	29,631
	Amphenol Corp. Class A	474,000	25,591
*	Emulex Corp.	2,760,737	23,742
*	Teradata Corp.	372,200	22,406
*	Atmel Corp.	1,502,356	21,138
*	Riverbed Technology Inc.	489,418	19,376
	Fidelity National Information Services Inc.	594,670	18,310
	Mastercard Inc. Class A	58,490	17,625
*	F5 Networks Inc.	154,415	17,024
*	Lam Research Corp.	324,370	14,363
*	Trimble Navigation Ltd.	347,265	13,766
*	Intuit Inc.	262,900	13,634
	Accenture plc Class A	221,000	13,353
*	Polycom Inc.	190,420	12,244
	ADTRAN Inc.	307,800	11,915
*	Alcatel-Lucent/France ADR	1,943,988	11,217
*	Nuance Communications Inc.	516,040	11,079
	Hewlett-Packard Co.	302,500	11,011
*	MEMC Electronic Materials Inc.	1,283,078	10,945
*	Ariba Inc.	302,189	10,416
*	TriQuint Semiconductor Inc.	993,800	10,127
	Jabil Circuit Inc.	483,963	9,776
*	Microsemi Corp.	454,500	9,317
	FLIR Systems Inc.	271,900	9,166
*	Fairchild Semiconductor International Inc. Class A	517,672	8,650
*	Skyworks Solutions Inc.	371,700	8,542
	Broadcom Corp. Class A	250,458	8,425
*	Fiserv Inc.	131,300	8,223
	Western Union Co.	398,700	7,986
*	ON Semiconductor Corp.	720,322	7,542
*	GT Solar International Inc.	458,480	7,427
*	Motorola Solutions Inc.	152,057	7,001
*	RF Micro Devices Inc.	1,054,775	6,455
*	Motorola Mobility Holdings Inc.	251,937	5,553
*	Novellus Systems Inc.	137,400	4,966
*,^ Youku.com Inc. ADR		69,479	2,387
*	Flextronics International Ltd.	314,072	2,016
*	MICROS Systems Inc.	37,258	1,852
	Intel Corp.	71,200	1,578
*,^ Longtop Financial Technologies Ltd. ADR		255,648	1,210
*	Electronic Arts Inc.	46,300	1,093
	Visa Inc. Class A	11,400	961
*	Advanced Micro Devices Inc.	121,400	849
	Texas Instruments Inc.	25,200	827
			3,167,873
Materials (3.8%)
	Cliffs Natural Resources Inc.	409,960	37,901

EI du Pont de Nemours & Co.			694,727	37,550
Rio Tinto plc ADR			479,256	34,660
Sherwin-Williams Co.			411,390	34,503
Teck Resources Ltd. Class B			622,038	31,562
Walter Energy Inc.			242,749	28,110
Freeport-McMoRan Copper & Gold Inc.			492,078	26,031
Nucor Corp.			579,531	23,888
* WR Grace & Co.			354,325	16,168
Praxair Inc.			143,930	15,601
* Crown Holdings Inc.			347,400	13,486
Albemarle Corp.			178,240	12,334
Allegheny Technologies Inc.			158,642	10,069
FMC Corp.			107,474	9,245
PPG Industries Inc.			81,700	7,418
Alcoa Inc.			417,900	6,628
International Paper Co.			212,200	6,328
Ball Corp.			66,800	2,569
Lubrizol Corp.			11,600	1,557
Monsanto Co.			7,400	537
				356,145
Telecommunication Services (1.2%)
* American Tower Corp. Class A			876,853	45,886
Vodafone Group plc ADR			1,413,375	37,765
* NII Holdings Inc.			317,130	13,440
* Crown Castle International Corp.			279,700	11,409
* MetroPCS Communications Inc.			351,800	6,054
				114,554
Utilities (0.1%)
* AES Corp.			838,370	10,681

Total Common Stocks (Cost $6,736,846)				9,035,347
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.9%)[1]
Money Market Fund (2.5%)
[3,4] Vanguard Market Liquidity Fund	0.140%		230,723,305	230,723

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (2.3%)
Banc of America Securities, LLC
(Dated 6/30/11, Repurchase Value
213,400,000, collateralized by Federal
Home Loan Mortgage Corp. 3.001%-
3.301%, 5/1/41-7/1/41, and Federal
National Mortgage Assn. 3.031%-3.845%,
6/1/40-4/1/41)	0.050%	7/1/11	213,400	213,400

U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.110%	7/15/11	100	100
[5,6] Freddie Mac Discount Notes	0.090%	7/5/11	100	100
[5,6] Freddie Mac Discount Notes	0.110%	8/10/11	10,000	9,999
[5,6] Freddie Mac Discount Notes	0.090%	8/22/11	1,050	1,050

Morgan Growth Fund

[5,6] Freddie Mac Discount Notes	0.070%	8/24/11	2,000	2,000
				13,249
Total Temporary Cash Investments (Cost $457,372)				457,372
Total Investments (100.8%) (Cost $7,194,218)				9,492,719
Other Assets and Liabilities-Net (-0.8%)[3]				(76,036)
Net Assets (100%)				9,416,683

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $31,203,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.2% and 3.6%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Includes $34,641,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $10,799,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Morgan Growth Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,034,137	—	1,210
Temporary Cash Investments	230,723	226,649	—
Futures Contracts—Assets[1]	1,422	—	—
Futures Contracts—Liabilities[1]	(222)	—	—
Total	9,266,060	226,649	1,210
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended June 30, 2011:

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of September 30, 2010	—
Transfers into Level 3	4,839
Change in Unrealized Appreciation (Depreciation)	(3,629)
Balance as of June 30, 2011	1,210

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Morgan Growth Fund

At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2011	347	114,120	3,069
E-mini S&P 500 Index	September 2011	29	1,907	20

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At June 30, 2011, the cost of investment securities for tax purposes was $7,194,218,000. Net unrealized appreciation of investment securities for tax purposes was $2,298,501,000, consisting of unrealized gains of $2,502,078,000 on securities that had risen in value since their purchase and $203,577,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

VANGUARD MORGAN GROWTH FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.